Consolidated Statements Of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income		$ 238,808	$ 206,861	$ 179,413
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		122,888	122,354	122,408
Write-off impairment on marketable securities		86	0	0
Stock-based compensation		70	139	322
Amortization of Series A Notes discount (premium) and related issuance costs, net		(92)	(92)	(91)
Deferred income taxes and reserve, net		2,683	15,928	(47,456)
Loss (gain) on sale of property, plant and equipment		(3,347)	1,742	(3,266)
Loss (gain) on sale of investments and deconsolidation of subsidiary		(16,734)	33	(4,957)
Equity in net (earnings) losses of affiliated companies and partnerships, net of dividend received()		(1,728)	19,999	7,449
Changes in operating assets and liabilities, net of amounts acquired:
Decrease (increase) in short and long-term trade receivables, and prepaid expenses		(297,439)	31,860	(67,177)
Decrease (increase) in inventories, net		(8,040)	39,801	(112,747)
Increase (decrease) in trade payables, other payables and accrued expenses		253,413	(74,280)	81,687
Severance, pension and termination indemnities, net		315	(799)	6,282
Increase (decrease) in advances received from customers		(82,881)	71,282	15,970
Net cash provided by operating activities		208,002	434,828	177,837
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and other assets		(124,221)	(99,175)	(71,211)
Acquisitions of subsidiaries and business operations (Schedule A)		0	(141,436)	787
Investments in affiliated companies and other companies		(19,277)	(23,852)	(4,620)
Deconsolidation of subsidiary()		(1,538)	0	0
Proceeds from sale of property, plant and equipment		15,745	11,563	24,969
Proceeds from sale of investments		0	0	110
Investment in long-term deposits		(417)	(396)	(796)
Proceeds from sale of long-term deposits		894	721	790
Investment in short-term deposits and available-for-sale marketable securities		(25,622)	(57,175)	(89,521)
Proceeds from sale of short-term deposits and available-for-sale marketable securities		36,619	128,187	59,374
Net cash used in investing activities		(117,817)	(181,563)	(80,118)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options		505	1,616	3,542
Repayment of long-term loans		(48,250)	(226,635)	(345,839)
Proceeds from long-term loans		0	196,550	376,500
Repayment of Series A Notes		(55,532)	(55,532)	(55,532)
Dividends paid ()	[1]	(68,447)	(69,792)	(68,277)
Change in short-term bank credit and loans, net		5,027	(557)	557
Net cash provided by (used in) financing activities		(166,697)	(154,350)	(89,049)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(76,512)	98,915	8,670
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR		299,322	200,407
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR		222,810	299,322	200,407
dividend received from affiliated companies and partnership		3,496	24,541	12,998
Cash paid during the year for:
Income taxes, net		28,603	37,410	17,347
Interest		$ 6,254	$ 3,631	$ 5,078

[1]	Dividends paid in 2015 and 2014 included approximately $8,222 and $14,452, respectively, in dividends paid by a subsidiary to non-controlling interests.